Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jasper Therapeutics, Inc. [Member]
Common Stock (Tables) [Line Items]
Schedule of reserved common stock for future issuance
	December 31, 2020	June 30, 2021
Redeemable convertible preferred stock	54,820,596	69,136,742
Outstanding and issued common stock options	10,565,957	10,733,204
Shares available for grant under 2019 Equity Incentive Plan	1,525,945	1,009,766
Total shares of common stock reserved	66,912,498	80,879,712

	December 31,
	2019	2020
Redeemable convertible preferred stock	39,859,217	54,820,596
Outstanding and issued common stock options	—	10,565,957
Shares available for grant under 2019 Equity Incentive Plan	12,359,055	1,525,945
Total shares of common stock reserved	52,218,272	66,912,498